FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA-8

Years Ended December 31, 2023 and 2022

Transamerica Life Insurance Company

Separate Account VA-8

Financial Statements

Years Ended December 31, 2023 and 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA-8

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA-8 indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA-8 as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

AB Large Cap Growth Class B Shares	Janus Henderson - Balanced Service Shares
AB Relative Value Class B Shares	Janus Henderson - Global Research Service Shares
Alger Growth & Income Class I-2 Shares	MFS® Growth Initial Class
BNY Mellon MidCap Stock Initial Shares	MFS® Investors Trust Initial Class
BNY Mellon Sustainable U.S. Equity Initial Shares	MFS® Research Initial Class
BNY Mellon VIF Appreciation Initial Shares	MS VIF Emerging Markets Equity Class I Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	MS VIF Global Strategist Class I Shares
Fidelity® VIP Contrafund® Service Class 2	TA Aegon Bond Initial Class
Fidelity® VIP Equity-Income Service Class 2	TA Aegon Sustainable Equity Income Initial Class
Fidelity® VIP Index 500 Service Class 2	TA BlackRock Government Money Market Initial Class
Franklin Small Cap Value Class 2 Shares	TA Janus Mid-Cap Growth Initial Class
Franklin Small-Mid Cap Growth Class 2 Shares	TA JPMorgan Tactical Allocation Initial Class
Invesco V.I. High Yield Series I Shares	TA WMC US Growth Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA-8 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA-8 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the transfer agents or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA-8 since 2014.

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Large Cap Growth Class B Shares	9,513.427	$531,310	$637,019	$-	$637,019	23,972	$25.761074	$27.954170

AB Relative Value Class B Shares	33,880.692	960,132	975,086	-	975,086	32,235	29.073449	31.548435

Alger Growth & Income Class I-2 Shares	31,446.925	736,792	861,960	(1)	861,959	35,389	23.695243	25.712285

BNY Mellon MidCap Stock Initial Shares	23,526.799	436,959	439,481	-	439,481	12,994	32.695649	35.384505

BNY Mellon Sustainable U.S. Equity Initial Shares	368.689	14,364	16,584	(2)	16,582	607	25.986428	28.123400

BNY Mellon VIF Appreciation Initial Shares	9,513.062	342,461	333,147	-	333,147	10,857	29.820657	32.358944

BNY Mellon VIF Opportunistic Small Cap Initial Shares	22,880.606	994,448	959,384	-	959,384	51,819	18.103511	19.644876

Fidelity® VIP Contrafund® Service Class 2	8,222.688	333,031	385,068	-	385,068	7,545	49.225219	53.102489

Fidelity® VIP Equity-Income Service Class 2	2,610.185	56,783	62,410	-	62,410	2,095	27.984198	30.188622

Fidelity® VIP Index 500 Service Class 2	919.786	264,949	418,760	(1)	418,759	10,083	39.920416	43.064582

Franklin Small Cap Value Class 2 Shares	22,314.344	297,818	296,111	5	296,116	8,132	35.077379	37.840623

Franklin Small-Mid Cap Growth Class 2 Shares	19,630.319	294,314	261,476	2	261,478	8,519	29.812308	32.264549

Invesco V.I. High Yield Series I Shares	218,628.240	1,039,928	1,025,366	-	1,025,366	60,374	16.749208	18.174911

Janus Henderson - Balanced Service Shares	20,616.948	775,122	990,644	-	990,644	34,543	27.614201	29.964721

Janus Henderson - Global Research Service Shares	12,412.329	513,759	732,576	(1)	732,575	52,642	13.537877	14.690665

MFS® Growth Initial Class	5,449.111	283,221	328,527	(1)	328,526	12,686	24.037284	26.084151

MFS® Investors Trust Initial Class	3,672.783	125,089	132,183	-	132,183	4,827	27.289772	29.612741

MFS® Research Initial Class	4,694.753	134,069	150,091	-	150,091	5,800	24.803928	26.915761

MS VIF Emerging Markets Equity Class I Shares	8,857.068	126,718	114,256	(1)	114,255	6,260	17.356137	18.833960

MS VIF Global Strategist Class I Shares	9,406.519	89,885	80,614	-	80,614	5,694	13.096381	14.211312

TA Aegon Bond Initial Class	34,290.542	395,258	331,932	(12)	331,920	25,042	12.821834	13.783456

TA Aegon Sustainable Equity Income Initial Class	17,125.516	309,913	312,712	-	312,712	15,118	19.736632	21.291406

TA BlackRock Government Money Market Initial Class	700,761.672	700,762	700,762	-	700,762	75,242	9.313351	9.313351

TA Janus Mid-Cap Growth Initial Class	2,904.221	93,615	88,666	(3)	88,663	3,330	25.333417	27.417096

TA JPMorgan Tactical Allocation Initial Class	7,506.166	106,359	92,326	(31)	92,295	5,964	14.964911	16.143737

TA WMC US Growth Initial Class	120,080.338	3,993,131	4,304,880	-	4,304,880	134,846	30.851595	33.478142

See accompanying notes.	2

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

AB Large Cap Growth Class B Shares	$637,019	$-	$637,019

AB Relative Value Class B Shares	975,086	-	975,086

Alger Growth & Income Class I-2 Shares	861,959	-	861,959

BNY Mellon MidCap Stock Initial Shares	439,481	-	439,481

BNY Mellon Sustainable U.S. Equity Initial Shares	16,582	-	16,582

BNY Mellon VIF Appreciation Initial Shares	333,147	-	333,147

BNY Mellon VIF Opportunistic Small Cap Initial Shares	959,384	-	959,384

Fidelity® VIP Contrafund® Service Class 2	385,068	-	385,068

Fidelity® VIP Equity-Income Service Class 2	62,410	-	62,410

Fidelity® VIP Index 500 Service Class 2	418,759	-	418,759

Franklin Small Cap Value Class 2 Shares	296,116	-	296,116

Franklin Small-Mid Cap Growth Class 2 Shares	261,478	-	261,478

Invesco V.I. High Yield Series I Shares	1,025,366	-	1,025,366

Janus Henderson - Balanced Service Shares	990,644	-	990,644

Janus Henderson - Global Research Service Shares	732,575	-	732,575

MFS® Growth Initial Class	328,526	-	328,526

MFS® Investors Trust Initial Class	132,183	-	132,183

MFS® Research Initial Class	150,091	-	150,091

MS VIF Emerging Markets Equity Class I Shares	114,255	-	114,255

MS VIF Global Strategist Class I Shares	80,614	-	80,614

TA Aegon Bond Initial Class	331,920	-	331,920

TA Aegon Sustainable Equity Income Initial Class	312,712	-	312,712

TA BlackRock Government Money Market Initial Class	700,762	-	700,762

TA Janus Mid-Cap Growth Initial Class	88,663	-	88,663

TA JPMorgan Tactical Allocation Initial Class	92,295	-	92,295

TA WMC US Growth Initial Class	4,304,880	-	4,304,880

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	AB Large Cap Growth Class B Shares Subaccount	AB Relative Value Class B Shares Subaccount	Alger Growth & Income Class I-2 Shares Subaccount	BNY Mellon MidCap Stock Initial Shares Subaccount

Net Assets as of December 31, 2021:	$897,708	$1,129,040	$1,266,463	$523,038

Investment Income:
Reinvested Dividends	-	11,275	14,552	3,292
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,128	19,666	20,042	8,098

Net Investment Income (Loss)	(13,128)	(8,391)	(5,490)	(4,806)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	88,015	167,066	63,949	111,044
Realized Gain (Loss) on Investments	24,436	21,032	66,597	(5,361)

Net Realized Capital Gains (Losses) on Investments	112,451	188,098	130,546	105,683
Net Change in Unrealized Appreciation (Depreciation)	(366,201)	(250,220)	(325,536)	(177,877)

Net Gain (Loss) on Investment	(253,750)	(62,122)	(194,990)	(72,194)

Net Increase (Decrease) in Net Assets Resulting from Operations	(266,878)	(70,513)	(200,480)	(77,000)

Increase (Decrease) in Net Assets from Contract Transactions	(27,689)	(66,457)	(111,038)	(66,291)

Total Increase (Decrease) in Net Assets	(294,567)	(136,970)	(311,518)	(143,291)

Net Assets as of December 31, 2022:	$603,141	$992,070	$954,945	$379,747

Investment Income:
Reinvested Dividends	-	12,408	12,312	3,106
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,717	18,501	17,437	7,720

Net Investment Income (Loss)	(11,717)	(6,093)	(5,125)	(4,614)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	44,518	78,378	25,007	12,487
Realized Gain (Loss) on Investments	44,429	(4,597)	184,952	(3,924)

Net Realized Capital Gains (Losses) on Investments	88,947	73,781	209,959	8,563
Net Change in Unrealized Appreciation (Depreciation)	91,095	19,221	(32,432)	56,873

Net Gain (Loss) on Investment	180,042	93,002	177,527	65,436

Net Increase (Decrease) in Net Assets Resulting from Operations	168,325	86,909	172,402	60,822

Increase (Decrease) in Net Assets from Contract Transactions	(134,447)	(103,893)	(265,388)	(1,088)

Total Increase (Decrease) in Net Assets	33,878	(16,984)	(92,986)	59,734

Net Assets as of December 31, 2023:	$637,019	$975,086	$861,959	$439,481

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BNY Mellon Sustainable U.S. Equity Initial Shares Subaccount	BNY Mellon VIF Appreciation Initial Shares Subaccount	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount	Fidelity® VIP Contrafund® Service Class 2 Subaccount

Net Assets as of December 31, 2021:	$18,544	$426,661	$1,261,016	$707,938

Investment Income:
Reinvested Dividends	81	2,186	-	1,766
Investment Expense:
Mortality and Expense Risk and Administrative Charges	290	6,509	21,155	12,996

Net Investment Income (Loss)	(209)	(4,323)	(21,155)	(11,230)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,103	95,873	220,838	32,716
Realized Gain (Loss) on Investments	55	1,509	2,253	14,558

Net Realized Capital Gains (Losses) on Investments	1,158	97,382	223,091	47,274
Net Change in Unrealized Appreciation (Depreciation)	(5,488)	(173,284)	(427,906)	(256,516)

Net Gain (Loss) on Investment	(4,330)	(75,902)	(204,815)	(209,242)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,539)	(80,225)	(225,970)	(220,472)

Increase (Decrease) in Net Assets from Contract Transactions	159	(38,706)	(60,248)	112,491

Total Increase (Decrease) in Net Assets	(4,380)	(118,931)	(286,218)	(107,981)

Net Assets as of December 31, 2022:	$14,164	$307,730	$974,798	$599,957

Investment Income:
Reinvested Dividends	106	2,300	3,167	812
Investment Expense:
Mortality and Expense Risk and Administrative Charges	282	6,341	18,869	8,400

Net Investment Income (Loss)	(176)	(4,041)	(15,702)	(7,588)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,746	27,717	21,348	12,997
Realized Gain (Loss) on Investments	109	(10,435)	(36,849)	36,539

Net Realized Capital Gains (Losses) on Investments	1,855	17,282	(15,501)	49,536
Net Change in Unrealized Appreciation (Depreciation)	1,293	42,121	100,036	77,539

Net Gain (Loss) on Investment	3,148	59,403	84,535	127,075

Net Increase (Decrease) in Net Assets Resulting from Operations	2,972	55,362	68,833	119,487

Increase (Decrease) in Net Assets from Contract Transactions	(554)	(29,945)	(84,247)	(334,376)

Total Increase (Decrease) in Net Assets	2,418	25,417	(15,414)	(214,889)

Net Assets as of December 31, 2023:	$16,582	$333,147	$959,384	$385,068

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount	Franklin Small Cap Value Class 2 Shares Subaccount	Franklin Small-Mid Cap Growth Class 2 Shares Subaccount

Net Assets as of December 31, 2021:	$96,614	$517,007	$632,574	$344,676

Investment Income:
Reinvested Dividends	1,044	4,345	4,558	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,223	7,610	9,468	5,195

Net Investment Income (Loss)	(179)	(3,265)	(4,910)	(5,195)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,003	3,451	86,010	70,117
Realized Gain (Loss) on Investments	6,208	66,210	(5,248)	(3,611)

Net Realized Capital Gains (Losses) on Investments	8,211	69,661	80,762	66,506
Net Change in Unrealized Appreciation (Depreciation)	(13,157)	(173,024)	(142,828)	(184,966)

Net Gain (Loss) on Investment	(4,946)	(103,363)	(62,066)	(118,460)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,125)	(106,628)	(66,976)	(123,655)

Increase (Decrease) in Net Assets from Contract Transactions	(33,386)	(95,585)	(118,887)	21,513

Total Increase (Decrease) in Net Assets	(38,511)	(202,213)	(185,863)	(102,142)

Net Assets as of December 31, 2022:	$58,103	$314,794	$446,711	$242,534

Investment Income:
Reinvested Dividends	1,047	4,749	1,565	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,064	6,868	6,135	4,646

Net Investment Income (Loss)	(17)	(2,119)	(4,570)	(4,646)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,797	3,204	16,962	-
Realized Gain (Loss) on Investments	-	30,681	(8,079)	(21,886)

Net Realized Capital Gains (Losses) on Investments	1,797	33,885	8,883	(21,886)
Net Change in Unrealized Appreciation (Depreciation)	3,088	42,196	26,981	79,424

Net Gain (Loss) on Investment	4,885	76,081	35,864	57,538

Net Increase (Decrease) in Net Assets Resulting from Operations	4,868	73,962	31,294	52,892

Increase (Decrease) in Net Assets from Contract Transactions	(561)	30,003	(181,889)	(33,948)

Total Increase (Decrease) in Net Assets	4,307	103,965	(150,595)	18,944

Net Assets as of December 31, 2023:	$62,410	$418,759	$296,116	$261,478

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Invesco V.I. High Yield Series I Shares Subaccount	Janus Henderson - Balanced Service Shares Subaccount	Janus Henderson - Global Research Service Shares Subaccount	MFS® Growth Initial Class Subaccount

Net Assets as of December 31, 2021:	$793,292	$1,391,458	$879,553	$461,115

Investment Income:
Reinvested Dividends	43,676	13,320	10,695	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,867	22,934	14,160	6,294

Net Investment Income (Loss)	26,809	(9,614)	(3,465)	(6,294)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	33,566	78,034	40,856
Realized Gain (Loss) on Investments	(75,882)	40,297	22,369	8,578

Net Realized Capital Gains (Losses) on Investments	(75,882)	73,863	100,403	49,434
Net Change in Unrealized Appreciation (Depreciation)	(49,763)	(316,257)	(280,664)	(195,384)

Net Gain (Loss) on Investment	(125,645)	(242,394)	(180,261)	(145,950)

Net Increase (Decrease) in Net Assets Resulting from Operations	(98,836)	(252,008)	(183,726)	(152,244)

Increase (Decrease) in Net Assets from Contract Transactions	159,171	(35,507)	(30,075)	1,337

Total Increase (Decrease) in Net Assets	60,335	(287,515)	(213,801)	(150,907)

Net Assets as of December 31, 2022:	$853,627	$1,103,943	$665,752	$310,208

Investment Income:
Reinvested Dividends	52,187	17,539	5,345	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,292	19,841	13,700	5,187

Net Investment Income (Loss)	32,895	(2,302)	(8,355)	(5,187)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	20,467	22,751
Realized Gain (Loss) on Investments	(11,633)	95,477	53,636	34,498

Net Realized Capital Gains (Losses) on Investments	(11,633)	95,477	74,103	57,249
Net Change in Unrealized Appreciation (Depreciation)	41,998	33,319	84,244	33,257

Net Gain (Loss) on Investment	30,365	128,796	158,347	90,506

Net Increase (Decrease) in Net Assets Resulting from Operations	63,260	126,494	149,992	85,319

Increase (Decrease) in Net Assets from Contract Transactions	108,479	(239,793)	(83,169)	(67,001)

Total Increase (Decrease) in Net Assets	171,739	(113,299)	66,823	18,318

Net Assets as of December 31, 2023:	$1,025,366	$990,644	$732,575	$328,526

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	MFS® Investors Trust Initial Class Subaccount	MFS® Research Initial Class Subaccount	MS VIF Emerging Markets Equity Class I Shares Subaccount	MS VIF Global Strategist Class I Shares Subaccount

Net Assets as of December 31, 2021:	$81,339	$216,776	$181,464	$100,490

Investment Income:
Reinvested Dividends	479	906	613	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,463	3,244	2,721	1,526

Net Investment Income (Loss)	(984)	(2,338)	(2,108)	(1,526)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	9,191	23,636	14,811	15,158
Realized Gain (Loss) on Investments	835	4,439	(1,416)	511

Net Realized Capital Gains (Losses) on Investments	10,026	28,075	13,395	15,669
Net Change in Unrealized Appreciation (Depreciation)	(23,840)	(65,856)	(58,555)	(32,553)

Net Gain (Loss) on Investment	(13,814)	(37,781)	(45,160)	(16,884)

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,798)	(40,119)	(47,268)	(18,410)

Increase (Decrease) in Net Assets from Contract Transactions	1,746	(7,418)	(3,794)	(115)

Total Increase (Decrease) in Net Assets	(13,052)	(47,537)	(51,062)	(18,525)

Net Assets as of December 31, 2022:	$68,287	$169,239	$130,402	$81,965

Investment Income:
Reinvested Dividends	899	813	1,769	1,213
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,285	2,623	2,092	1,310

Net Investment Income (Loss)	(1,386)	(1,810)	(323)	(97)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,918	8,595	1,915	-
Realized Gain (Loss) on Investments	8,100	7,624	(7,739)	(3,592)

Net Realized Capital Gains (Losses) on Investments	15,018	16,219	(5,824)	(3,592)
Net Change in Unrealized Appreciation (Depreciation)	1,939	10,396	18,122	12,438

Net Gain (Loss) on Investment	16,957	26,615	12,298	8,846

Net Increase (Decrease) in Net Assets Resulting from Operations	15,571	24,805	11,975	8,749

Increase (Decrease) in Net Assets from Contract Transactions	48,325	(43,953)	(28,122)	(10,100)

Total Increase (Decrease) in Net Assets	63,896	(19,148)	(16,147)	(1,351)

Net Assets as of December 31, 2023:	$132,183	$150,091	$114,255	$80,614

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Aegon Bond Initial Class Subaccount	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount

Net Assets as of December 31, 2021:	$484,422	$724,033	$958,434	$96,206

Investment Income:
Reinvested Dividends	10,317	10,500	9,060	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,627	10,197	13,000	1,524

Net Investment Income (Loss)	2,690	303	(3,940)	(1,524)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	17,037	-	12,456
Realized Gain (Loss) on Investments	(13,103)	8,353	-	49

Net Realized Capital Gains (Losses) on Investments	(13,103)	25,390	-	12,505
Net Change in Unrealized Appreciation (Depreciation)	(63,145)	(111,524)	-	(28,407)

Net Gain (Loss) on Investment	(76,248)	(86,134)	-	(15,902)

Net Increase (Decrease) in Net Assets Resulting from Operations	(73,558)	(85,831)	(3,940)	(17,426)

Increase (Decrease) in Net Assets from Contract Transactions	(65,591)	(173,490)	(384,627)	(4,511)

Total Increase (Decrease) in Net Assets	(139,149)	(259,321)	(388,567)	(21,937)

Net Assets as of December 31, 2022:	$345,273	$464,712	$569,867	$74,269

Investment Income:
Reinvested Dividends	3,148	6,854	30,281	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,498	6,160	11,035	1,493

Net Investment Income (Loss)	(3,350)	694	19,246	(1,493)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	14,041
Realized Gain (Loss) on Investments	(11,141)	(17,149)	-	431

Net Realized Capital Gains (Losses) on Investments	(11,141)	(17,149)	-	14,472
Net Change in Unrealized Appreciation (Depreciation)	28,795	31,770	-	(1,734)

Net Gain (Loss) on Investment	17,654	14,621	-	12,738

Net Increase (Decrease) in Net Assets Resulting from Operations	14,304	15,315	19,246	11,245

Increase (Decrease) in Net Assets from Contract Transactions	(27,657)	(167,315)	111,649	3,149

Total Increase (Decrease) in Net Assets	(13,353)	(152,000)	130,895	14,394

Net Assets as of December 31, 2023:	$331,920	$312,712	$700,762	$88,663

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA-8

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan Tactical Allocation Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2021:	$366,212	$5,787,444

Investment Income:
Reinvested Dividends	2,822	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,833	86,799

Net Investment Income (Loss)	(1,011)	(86,799)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,998	748,474
Realized Gain (Loss) on Investments	(4,306)	136,984

Net Realized Capital Gains (Losses) on Investments	11,692	885,458
Net Change in Unrealized Appreciation (Depreciation)	(55,680)	(2,666,972)

Net Gain (Loss) on Investment	(43,988)	(1,781,514)

Net Increase (Decrease) in Net Assets Resulting from Operations	(44,999)	(1,868,313)

Increase (Decrease) in Net Assets from Contract Transactions	(206,444)	(100,521)

Total Increase (Decrease) in Net Assets	(251,443)	(1,968,834)

Net Assets as of December 31, 2022:	$114,769	$3,818,610

Investment Income:
Reinvested Dividends	2,310	1,596
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,157	78,587

Net Investment Income (Loss)	153	(76,991)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	112,368
Realized Gain (Loss) on Investments	(11,371)	112,551

Net Realized Capital Gains (Losses) on Investments	(11,371)	224,919
Net Change in Unrealized Appreciation (Depreciation)	16,725	1,188,353

Net Gain (Loss) on Investment	5,354	1,413,272

Net Increase (Decrease) in Net Assets Resulting from Operations	5,507	1,336,281

Increase (Decrease) in Net Assets from Contract Transactions	(27,981)	(850,011)

Total Increase (Decrease) in Net Assets	(22,474)	486,270

Net Assets as of December 31, 2023:	$92,295	$4,304,880

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2023

1. Organization

Separate Account VA-8 (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of TransMark Optimum ChoiceSM Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
AB Relative Value Class B Shares	AB Relative Value Portfolio Class B Shares

The Alger Portfolios	The Alger Portfolios
Alger Growth & Income Class I-2 Shares	Alger Growth & Income Portfolio Class I-2 Shares

BNY Mellon Funds	BNY Mellon Funds
BNY Mellon MidCap Stock Initial Shares	BNY Mellon MidCap Stock Portfolio Initial Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares

Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2

Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value Class 2 Shares	Franklin Small Cap Value Fund Class 2 Shares
Franklin Small-Mid Cap Growth Class 2 Shares	Franklin Small-Mid Cap Growth Fund Class 2 Shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares

Janus Aspen Series	Janus Aspen Series
Janus Henderson - Balanced Service Shares	Janus Henderson - Balanced Portfolio Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares

MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Initial Class
MFS® Investors Trust Initial Class	MFS® Investors Trust Initial Class
MFS® Research Initial Class	MFS® Research Initial Class

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount	Mutual Fund

Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
MS VIF Emerging Markets Equity Class I Shares	MS VIF Emerging Markets Equity Portfolio Class I Shares
MS VIF Global Strategist Class I Shares	MS VIF Global Strategist Portfolio Class I Shares

Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2023:

Subaccount	Formerly
AB Relative Value Class B Shares	AB Growth and Income Class B Shares

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2023

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2023.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

AB Large Cap Growth Class B Shares	$ 51,516	$153,163

AB Relative Value Class B Shares	112,850	144,459

Alger Growth & Income Class I-2 Shares	230,532	476,037

BNY Mellon MidCap Stock Initial Shares	24,400	17,616

BNY Mellon Sustainable U.S. Equity Initial Shares	1,875	859

BNY Mellon VIF Appreciation Initial Shares	69,616	75,884

BNY Mellon VIF Opportunistic Small Cap Initial Shares	102,115	180,716

Fidelity® VIP Contrafund® Service Class 2	92,261	421,228

Fidelity® VIP Equity-Income Service Class 2	2,845	1,626

Fidelity® VIP Index 500 Service Class 2	85,503	54,414

Franklin Small Cap Value Class 2 Shares	92,279	261,780

Franklin Small-Mid Cap Growth Class 2 Shares	7,571	46,167

Invesco V.I. High Yield Series I Shares	1,183,438	1,042,065

Janus Henderson - Balanced Service Shares	47,516	289,611

Janus Henderson - Global Research Service Shares	37,496	108,552

MFS® Growth Initial Class	29,404	78,840

MFS® Investors Trust Initial Class	107,706	53,850

MFS® Research Initial Class	140,384	177,551

MS VIF Emerging Markets Equity Class I Shares	3,918	30,448

MS VIF Global Strategist Class I Shares	6,088	16,285

TA Aegon Bond Initial Class	12,580	43,587

TA Aegon Sustainable Equity Income Initial Class	16,581	183,203

TA BlackRock Government Money Market Initial Class	269,398	138,503

TA Janus Mid-Cap Growth Initial Class	17,904	2,207

TA JPMorgan Tactical Allocation Initial Class	6,867	34,693

TA WMC US Growth Initial Class	174,878	989,511

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Large Cap Growth Class B Shares	-	(5,752)	(5,752)	-	(1,191)	(1,191)

AB Relative Value Class B Shares	164	(3,834)	(3,670)	164	(2,564)	(2,400)

Alger Growth & Income Class I-2 Shares	8	(11,851)	(11,843)	139	(5,169)	(5,030)

BNY Mellon MidCap Stock Initial Shares	6	(41)	(35)	16	(2,037)	(2,021)

BNY Mellon Sustainable U.S. Equity Initial Shares	-	(24)	(24)	5	-	5

BNY Mellon VIF Appreciation Initial Shares	-	(1,049)	(1,049)	1	(1,357)	(1,356)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	424	(4,947)	(4,523)	419	(3,610)	(3,191)

Fidelity® VIP Contrafund® Service Class 2	-	(8,048)	(8,048)	-	2,379	2,379

Fidelity® VIP Equity-Income Service Class 2	-	(19)	(19)	-	(1,141)	(1,141)

Fidelity® VIP Index 500 Service Class 2	5	821	826	112	(2,969)	(2,857)

Franklin Small Cap Value Class 2 Shares	-	(5,602)	(5,602)	9	(3,430)	(3,421)

Franklin Small-Mid Cap Growth Class 2 Shares	89	(1,393)	(1,304)	78	672	750

Invesco V.I. High Yield Series I Shares	154	6,132	6,286	360	9,370	9,730

Janus Henderson - Balanced Service Shares	252	(9,122)	(8,870)	270	(1,579)	(1,309)

Janus Henderson - Global Research Service Shares	-	(6,521)	(6,521)	-	(2,450)	(2,450)

MFS® Growth Initial Class	80	(3,362)	(3,282)	61	(41)	20

MFS® Investors Trust Initial Class	41	1,887	1,928	71	4	75

MFS® Research Initial Class	1	(1,778)	(1,777)	1	(319)	(318)

MS VIF Emerging Markets Equity Class I Shares	-	(1,669)	(1,669)	1	(193)	(192)

MS VIF Global Strategist Class I Shares	138	(929)	(791)	102	(105)	(3)

TA Aegon Bond Initial Class	5	(2,154)	(2,149)	5	(4,772)	(4,767)

TA Aegon Sustainable Equity Income Initial Class	56	(8,697)	(8,641)	320	(8,283)	(7,963)

TA BlackRock Government Money Market Initial Class	3,011	9,178	12,189	1,142	(43,764)	(42,622)

TA Janus Mid-Cap Growth Initial Class	-	124	124	-	(186)	(186)

TA JPMorgan Tactical Allocation Initial Class	7	(2,002)	(1,995)	349	(13,249)	(12,900)

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA WMC US Growth Initial Class	358	(32,442)	(32,084)	471	(3,501)	(3,030)

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022

Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Large Cap Growth Class B Shares	$-	$(134,447)	$(134,447)	$-	$(27,689)	$(27,689)

AB Relative Value Class B Shares	4,432	(108,325)	(103,893)	4,413	(70,870)	(66,457)

Alger Growth & Income Class I-2 Shares	182	(265,570)	(265,388)	3,255	(114,293)	(111,038)

BNY Mellon MidCap Stock Initial Shares	189	(1,277)	(1,088)	544	(66,835)	(66,291)

BNY Mellon Sustainable U.S. Equity Initial Shares	-	(554)	(554)	150	9	159

BNY Mellon VIF Appreciation Initial Shares	7	(29,952)	(29,945)	27	(38,733)	(38,706)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	7,332	(91,579)	(84,247)	7,648	(67,896)	(60,248)

Fidelity® VIP Contrafund® Service Class 2	-	(334,376)	(334,376)	15	112,476	112,491

Fidelity® VIP Equity-Income Service Class 2	-	(561)	(561)	-	(33,386)	(33,386)

Fidelity® VIP Index 500 Service Class 2	207	29,796	30,003	4,497	(100,082)	(95,585)

Franklin Small Cap Value Class 2 Shares	3	(181,892)	(181,889)	308	(119,195)	(118,887)

Franklin Small-Mid Cap Growth Class 2 Shares	2,487	(36,435)	(33,948)	2,327	19,186	21,513

Invesco V.I. High Yield Series I Shares	2,659	105,820	108,479	6,485	152,686	159,171

Janus Henderson - Balanced Service Shares	6,513	(246,306)	(239,793)	7,215	(42,722)	(35,507)

Janus Henderson - Global Research Service Shares	-	(83,169)	(83,169)	-	(30,075)	(30,075)

MFS® Growth Initial Class	1,840	(68,841)	(67,001)	1,489	(152)	1,337

MFS® Investors Trust Initial Class	1,018	47,307	48,325	1,743	3	1,746

MFS® Research Initial Class	18	(43,971)	(43,953)	18	(7,436)	(7,418)

MS VIF Emerging Markets Equity Class I Shares	-	(28,122)	(28,122)	15	(3,809)	(3,794)

MS VIF Global Strategist Class I Shares	1,840	(11,940)	(10,100)	1,489	(1,604)	(115)

TA Aegon Bond Initial Class	67	(27,724)	(27,657)	67	(65,658)	(65,591)

TA Aegon Sustainable Equity Income Initial Class	1,063	(168,378)	(167,315)	6,385	(179,875)	(173,490)

TA BlackRock Government Money Market Initial Class	27,301	84,348	111,649	10,314	(394,941)	(384,627)

TA Janus Mid-Cap Growth Initial Class	-	3,149	3,149	-	(4,511)	(4,511)

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022

Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA JPMorgan Tactical Allocation Initial Class	$110	$(28,091)	$(27,981)	$5,529	$(211,973)	$(206,444)
TA WMC US Growth Initial Class	9,493	(859,504)	(850,011)	13,166	(113,687)	(100,521)

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2023

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***

AB Large Cap Growth Class B Shares
12/31/2023	23,972	$27.95	to	$25.76	$637,019	-%	1.75%	to	2.10%	32.46%	to	32.00%
12/31/2022	29,724	21.10	to	19.52	603,141	-	1.75	to	2.10	(29.92)	to	(30.17)
12/31/2021	30,915	30.12	to	27.95	897,708	-	1.75	to	2.10	26.42	to	25.98
12/31/2020	32,029	23.82	to	22.18	736,806	-	1.75	to	2.10	32.80	to	32.33
12/31/2019	36,621	17.94	to	16.76	637,264	-	1.75	to	2.10	32.03	to	31.57
AB Relative Value Class B Shares
12/31/2023	32,235	31.55	to	29.07	975,086	1.29	1.75	to	2.10	9.79	to	9.41
12/31/2022	35,905	28.74	to	26.57	992,070	1.10	1.75	to	2.10	(6.07)	to	(6.40)
12/31/2021	38,305	30.59	to	28.39	1,129,040	0.63	1.75	to	2.10	25.62	to	25.18
12/31/2020	40,591	24.35	to	22.68	955,115	1.32	1.75	to	2.10	0.69	to	0.34
12/31/2019	43,450	24.19	to	22.60	1,017,523	1.01	1.75	to	2.10	21.47	to	21.04
Alger Growth & Income Class I-2 Shares
12/31/2023	35,389	25.71	to	23.70	861,959	1.38	1.75	to	2.10	21.79	to	21.36
12/31/2022	47,232	21.11	to	19.52	954,945	1.41	1.75	to	2.10	(16.45)	to	(16.74)
12/31/2021	52,262	25.27	to	23.45	1,266,463	1.14	1.75	to	2.10	29.38	to	28.93
12/31/2020	61,658	19.53	to	18.19	1,153,245	1.39	1.75	to	2.10	12.88	to	12.49
12/31/2019	63,674	17.30	to	16.17	1,057,856	1.59	1.75	to	2.10	27.23	to	26.78
BNY Mellon MidCap Stock Initial Shares
12/31/2023	12,994	35.38	to	32.70	439,481	0.78	1.75	to	2.10	16.27	to	15.86
12/31/2022	13,029	30.43	to	28.22	379,747	0.79	1.75	to	2.10	(15.57)	to	(15.86)
12/31/2021	15,050	36.04	to	33.54	523,038	0.65	1.75	to	2.10	23.70	to	23.27
12/31/2020	18,346	29.14	to	27.21	518,317	0.81	1.75	to	2.10	6.23	to	5.85
12/31/2019	18,045	27.43	to	25.70	480,857	0.66	1.75	to	2.10	18.10	to	17.69
BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2023	607	28.12	to	25.99	16,582	0.70	1.75	to	2.10	21.86	to	21.44
12/31/2022	631	23.08	to	21.40	14,164	0.52	1.75	to	2.10	(24.21)	to	(24.47)
12/31/2021	626	30.45	to	28.33	18,544	1.08	1.75	to	2.10	24.79	to	24.36
12/31/2020	3,938	24.40	to	22.78	95,717	1.07	1.75	to	2.10	21.99	to	21.56
12/31/2019	3,870	20.00	to	18.74	77,126	1.56	1.75	to	2.10	32.03	to	31.57

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***

BNY Mellon VIF Appreciation Initial Shares
12/31/2023	10,857	$32.36	to	$29.82	$333,147	0.72%	1.75%	to	2.10%	18.88%	to	18.46%
12/31/2022	11,906	27.22	to	25.17	307,730	0.66	1.75	to	2.10	(19.48)	to	(19.77)
12/31/2021	13,262	33.81	to	31.37	426,661	0.44	1.75	to	2.10	24.93	to	24.49
12/31/2020	18,786	27.06	to	25.20	481,857	0.79	1.75	to	2.10	21.54	to	21.11
12/31/2019	24,060	22.27	to	20.81	507,374	1.16	1.75	to	2.10	33.74	to	33.27
BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2023	51,819	19.64	to	18.10	959,384	0.33	1.75	to	2.10	7.39	to	7.02
12/31/2022	56,342	18.29	to	16.92	974,798	-	1.75	to	2.10	(18.06)	to	(18.35)
12/31/2021	59,533	22.33	to	20.72	1,261,016	0.11	1.75	to	2.10	14.44	to	14.04
12/31/2020	69,316	19.51	to	18.17	1,284,233	0.64	1.75	to	2.10	17.81	to	17.40
12/31/2019	70,847	16.56	to	15.48	1,118,644	-	1.75	to	2.10	19.67	to	19.25
Fidelity® VIP Contrafund® Service Class 2
12/31/2023	7,545	53.10	to	49.23	385,068	0.19	1.75	to	2.10	30.82	to	30.36
12/31/2022	15,593	40.59	to	37.76	599,957	0.27	1.75	to	2.10	(27.76)	to	(28.01)
12/31/2021	13,214	56.19	to	52.46	707,938	0.03	1.75	to	2.10	25.30	to	24.86
12/31/2020	18,973	44.85	to	42.01	807,327	0.07	1.75	to	2.10	27.97	to	27.52
12/31/2019	21,735	35.05	to	32.94	725,327	0.22	1.75	to	2.10	29.00	to	28.55
Fidelity® VIP Equity-Income Service Class 2
12/31/2023	2,095	30.19	to	27.98	62,410	1.77	1.75	to	2.10	8.47	to	8.09
12/31/2022	2,114	27.83	to	25.89	58,103	1.54	1.75	to	2.10	(7.01)	to	(7.33)
12/31/2021	3,255	29.93	to	27.94	96,614	1.68	1.75	to	2.10	22.45	to	22.02
12/31/2020	3,270	24.44	to	22.90	79,313	1.63	1.75	to	2.10	4.59	to	4.22
12/31/2019	4,774	23.37	to	21.97	109,061	1.83	1.75	to	2.10	24.90	to	24.47
Fidelity® VIP Index 500 Service Class 2
12/31/2023	10,083	43.06	to	39.92	418,759	1.30	1.75	to	2.10	23.70	to	23.27
12/31/2022	9,257	34.81	to	32.38	314,794	1.05	1.75	to	2.10	(19.83)	to	(20.11)
12/31/2021	12,114	43.42	to	40.54	517,007	1.04	1.75	to	2.10	26.03	to	25.59
12/31/2020	12,376	34.45	to	32.28	419,159	1.52	1.75	to	2.10	15.89	to	15.49
12/31/2019	14,031	29.73	to	27.95	411,115	1.76	1.75	to	2.10	28.75	to	28.30
Franklin Small Cap Value Class 2 Shares
12/31/2023	8,132	37.84	to	35.08	296,116	0.50	1.75	to	2.10	10.79	to	10.41
12/31/2022	13,734	34.15	to	31.77	446,711	0.95	1.75	to	2.10	(11.62)	to	(11.93)
12/31/2021	17,155	38.65	to	36.07	632,574	1.04	1.75	to	2.10	23.19	to	22.76
12/31/2020	22,682	31.37	to	29.39	676,295	1.50	1.75	to	2.10	3.36	to	3.00
12/31/2019	25,499	30.35	to	28.53	736,093	0.94	1.75	to	2.10	24.16	to	23.72
Franklin Small-Mid Cap Growth Class 2 Shares
12/31/2023	8,519	32.26	to	29.81	261,478	-	1.75	to	2.10	24.55	to	24.11
12/31/2022	9,823	25.91	to	24.02	242,534	-	1.75	to	2.10	(34.84)	to	(35.07)
12/31/2021	9,073	39.76	to	36.99	344,676	-	1.75	to	2.10	8.10	to	7.73
12/31/2020	10,644	36.78	to	34.34	374,317	-	1.75	to	2.10	52.40	to	51.86
12/31/2019	12,378	24.13	to	22.61	286,403	-	1.75	to	2.10	29.16	to	28.70

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***

Invesco V.I. High Yield Series I Shares
12/31/2023	60,374	$18.17	to	$16.75	$1,025,366	5.48%	1.75%	to	2.10%	8.27%	to	7.89%
12/31/2022	54,088	16.79	to	15.52	853,627	5.19	1.75	to	2.10	(11.12)	to	(11.43)
12/31/2021	44,358	18.89	to	17.53	793,292	5.01	1.75	to	2.10	2.57	to	2.21
12/31/2020	98,007	18.41	to	17.15	1,694,600	7.94	1.75	to	2.10	1.52	to	1.16
12/31/2019	122,461	18.14	to	16.95	2,089,890	5.24	1.75	to	2.10	11.54	to	11.15
Janus Henderson - Balanced Service Shares
12/31/2023	34,543	29.96	to	27.61	990,644	1.70	1.75	to	2.10	13.14	to	12.75
12/31/2022	43,413	26.48	to	24.49	1,103,943	1.12	1.75	to	2.10	(18.06)	to	(18.35)
12/31/2021	44,722	32.32	to	29.99	1,391,458	0.87	1.75	to	2.10	14.88	to	14.48
12/31/2020	46,886	28.13	to	26.20	1,272,766	2.01	1.75	to	2.10	12.05	to	11.65
12/31/2019	57,831	25.11	to	23.47	1,397,375	1.63	1.75	to	2.10	20.15	to	19.73
Janus Henderson - Global Research Service Shares
12/31/2023	52,642	14.69	to	13.54	732,575	0.77	1.75	to	2.10	24.28	to	23.85
12/31/2022	59,163	11.82	to	10.93	665,752	1.48	1.75	to	2.10	(21.00)	to	(21.28)
12/31/2021	61,613	14.96	to	13.89	879,553	0.36	1.75	to	2.10	15.75	to	15.35
12/31/2020	67,769	12.93	to	12.04	839,901	0.64	1.75	to	2.10	17.68	to	17.27
12/31/2019	74,865	10.98	to	10.27	791,613	0.84	1.75	to	2.10	26.48	to	26.04
MFS® Growth Initial Class
12/31/2023	12,686	26.08	to	24.04	328,526	-	1.75	to	2.10	33.52	to	33.05
12/31/2022	15,968	19.54	to	18.07	310,208	-	1.75	to	2.10	(32.82)	to	(33.05)
12/31/2021	15,948	29.08	to	26.99	461,115	-	1.75	to	2.10	21.39	to	20.97
12/31/2020	16,312	23.96	to	22.31	388,651	-	1.75	to	2.10	29.56	to	29.11
12/31/2019	17,443	18.49	to	17.28	320,896	-	1.75	to	2.10	35.75	to	35.28
MFS® Investors Trust Initial Class
12/31/2023	4,827	29.61	to	27.29	132,183	0.81	1.75	to	2.10	16.92	to	16.51
12/31/2022	2,899	25.33	to	23.42	68,287	0.68	1.75	to	2.10	(17.94)	to	(18.22)
12/31/2021	2,824	30.86	to	28.64	81,339	0.64	1.75	to	2.10	24.61	to	24.18
12/31/2020	4,613	24.77	to	23.06	109,686	0.65	1.75	to	2.10	11.89	to	11.50
12/31/2019	4,873	22.13	to	20.69	103,601	0.68	1.75	to	2.10	29.30	to	28.85
MFS® Research Initial Class
12/31/2023	5,800	26.92	to	24.80	150,091	0.58	1.75	to	2.10	20.30	to	19.88
12/31/2022	7,577	22.37	to	20.69	169,239	0.49	1.75	to	2.10	(18.64)	to	(18.93)
12/31/2021	7,895	27.50	to	25.52	216,776	0.54	1.75	to	2.10	22.64	to	22.21
12/31/2020	8,979	22.42	to	20.88	201,081	0.73	1.75	to	2.10	14.57	to	14.16
12/31/2019	9,203	19.57	to	18.29	179,882	0.81	1.75	to	2.10	30.64	to	30.19
MS VIF Emerging Markets Equity Class I Shares
12/31/2023	6,260	18.83	to	17.36	114,255	1.59	1.75	to	2.10	10.04	to	9.65
12/31/2022	7,929	17.12	to	15.83	130,402	0.43	1.75	to	2.10	(26.38)	to	(26.64)
12/31/2021	8,121	23.25	to	21.58	181,464	0.81	1.75	to	2.10	1.20	to	0.85
12/31/2020	11,156	22.97	to	21.39	244,591	1.32	1.75	to	2.10	12.45	to	12.05
12/31/2019	21,235	20.43	to	19.09	410,454	0.98	1.75	to	2.10	17.51	to	17.10

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31

Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***

MS VIF Global Strategist Class I Shares
12/31/2023	5,694	$14.21	to	$13.10	$80,614	1.63%	1.75%	to	2.10%	12.10%	to	11.71%
12/31/2022	6,485	12.68	to	11.72	81,965	-	1.75	to	2.10	(18.38)	to	(18.67)
12/31/2021	6,488	15.53	to	14.41	100,490	1.80	1.75	to	2.10	6.49	to	6.12
12/31/2020	6,357	14.59	to	13.58	92,282	1.47	1.75	to	2.10	8.99	to	8.61
12/31/2019	5,875	13.38	to	12.51	78,233	1.87	1.75	to	2.10	15.73	to	15.32
TA Aegon Bond Initial Class
12/31/2023	25,042	13.78	to	12.82	331,920	0.94	1.75	to	2.10	4.61	to	4.24
12/31/2022	27,191	13.18	to	12.30	345,273	2.63	1.75	to	2.10	(16.31)	to	(16.61)
12/31/2021	31,958	15.75	to	14.75	484,422	1.53	1.75	to	2.10	(2.59)	to	(2.93)
12/31/2020	30,902	16.16	to	15.20	481,400	2.44	1.75	to	2.10	5.81	to	5.44
12/31/2019	39,179	15.28	to	14.41	575,661	3.27	1.75	to	2.10	6.53	to	6.16
TA Aegon Sustainable Equity Income Initial Class
12/31/2023	15,118	21.29	to	19.74	312,712	2.11	1.75	to	2.10	4.44	to	4.08
12/31/2022	23,759	20.39	to	18.96	464,712	1.98	1.75	to	2.10	(13.16)	to	(13.46)
12/31/2021	31,722	23.47	to	21.91	724,033	2.13	1.75	to	2.10	20.30	to	19.88
12/31/2020	38,301	19.51	to	18.28	722,693	3.09	1.75	to	2.10	(8.96)	to	(9.28)
12/31/2019	44,040	21.43	to	20.15	910,253	2.28	1.75	to	2.10	21.76	to	21.33
TA BlackRock Government Money Market Initial Class
12/31/2023	75,242	9.31	to	9.31	700,762	4.78	1.75	to	2.10	3.05	to	3.05
12/31/2022	63,053	9.04	to	9.04	569,867	1.22	1.75	to	2.10	(0.35)	to	(0.35)
12/31/2021	105,675	9.07	to	9.07	958,434	-	1.75	to	2.10	(1.73)	to	(1.73)
12/31/2020	91,314	9.23	to	9.23	842,772	0.30	1.75	to	2.10	(1.46)	to	(1.46)
12/31/2019	93,958	9.37	to	9.37	880,002	1.97	1.75	to	2.10	0.20	to	0.20
TA Janus Mid-Cap Growth Initial Class
12/31/2023	3,330	27.42	to	25.33	88,663	-	1.75	to	2.10	15.02	to	14.62
12/31/2022	3,206	23.84	to	22.10	74,269	-	1.75	to	2.10	(18.16)	to	(18.44)
12/31/2021	3,392	29.13	to	27.10	96,206	0.24	1.75	to	2.10	15.26	to	14.86
12/31/2020	5,193	25.27	to	23.59	127,163	0.22	1.75	to	2.10	17.13	to	16.72
12/31/2019	5,996	21.57	to	20.21	124,894	0.07	1.75	to	2.10	34.34	to	33.87
TA JPMorgan Tactical Allocation Initial Class
12/31/2023	5,964	16.14	to	14.96	92,295	2.09	1.75	to	2.10	7.02	to	6.65
12/31/2022	7,959	15.09	to	14.03	114,769	1.42	1.75	to	2.10	(16.28)	to	(16.57)
12/31/2021	20,859	18.02	to	16.82	366,212	1.90	1.75	to	2.10	3.09	to	2.73
12/31/2020	19,449	17.48	to	16.37	331,134	2.31	1.75	to	2.10	10.41	to	10.02
12/31/2019	26,636	15.83	to	14.88	407,355	2.47	1.75	to	2.10	10.23	to	9.85
TA WMC US Growth Initial Class
12/31/2023	134,846	33.48	to	30.85	4,304,880	0.04	1.75	to	2.10	39.63	to	39.14
12/31/2022	166,930	23.98	to	22.17	3,818,610	-	1.75	to	2.10	(32.54)	to	(32.77)
12/31/2021	169,960	35.54	to	32.98	5,787,444	0.08	1.75	to	2.10	18.57	to	18.16
12/31/2020	197,948	29.97	to	27.91	5,679,655	0.11	1.75	to	2.10	34.91	to	34.44
12/31/2019	206,842	22.22	to	20.76	4,414,327	0.13	1.75	to	2.10	37.62	to	37.14

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

(1) See Footnote 1

*These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.60% to 1.95% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company

Separate Account VA-8

Notes to Financial Statements

December 31, 2023

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.